Leasing (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Leasing [Abstract]
Schedule of Consolidated Balance Sheets and Components of Lease Expenses	The balances for the operating leases where the Group is the lessee are presented as follows within the consolidated balance sheets:
	As of March 31, 2025	As of September 30, 2024
Operating lease right-of-use assets, net	$516,167	$653,730
Operating lease liabilities-current	203,600	231,978
Operating lease liabilities-non-current	334,973	441,504
Total operating lease liabilities	$538,573	$673,482

The components of lease expenses were as follows:

	For the six months ended March 31, 2025	For the six months ended March 31, 2024
Lease cost
Amortization of right-of-use assets	$114,791	$110,229
Interest of operating lease liabilities	11,730	12,921
Total lease cost	$126,521	$123,150
The balances for the operating leases where the Group is the lessee are presented as follows within the consolidated balance sheets:
	As of September 30,
	2024	2023
Operating lease right-of-use assets, net	$653,730	$624,945
Operating lease liabilities-current	231,978	187,214
Operating lease liabilities-non-current	441,504	439,854
Total operating lease liabilities	$673,482	$627,068

The components of lease expenses were as follows:

	For the year ended September 30,
	2024	2023
Lease cost
Amortization of right-of-use assets	$224,451	$180,464
Interest of operating lease liabilities	23,048	14,774
Total lease cost	$247,499	$195,238

Schedule of Maturities of Lease Liabilities

The maturities of lease liabilities in accordance with Leases (ASC 842) in each of the next five years as of March 31, 2025 were as follows:

USD
2025	121,734
2026	175,038
2027	155,336
2028	109,180
2029	12,577
Total minimum lease payments	573,865

Less: Interest	(35,292)
Present value of lease obligations	538,573
Less: Current portion	203,600
Non - current portion of lease obligations	334,973

The maturities of lease liabilities in accordance with Leases (ASC 842) in each of the next five years as of September 30, 2024 were as follows:

USD

2025	254,218
2026	181,336
2027	160,629
2028	112,900
2029	13,005
Total minimum lease payments	722,088

Less: Interest	(48,606)
Present value of lease obligations	673,482
Less: Current portion	231,978
Non - current portion of lease obligations	441,504